Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q3PH

Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 6
Notes to Schedules of Investments 9

Templeton Institutional Funds
Schedule of Investments (unaudited), September 30, 2025
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 95.3%
Australia 1.2%
National Storage REIT ............ Specialized REITs 211,476 $ 328,562
Austria 1.3%
DO & CO AG ................... Commercial Services & Supplies 1,318 344,140
Bahamas 1.8%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 22,768 481,316
Belgium 1.6%
Barco NV ...................... Electronic Equipment, Instruments &
Components 14,804 235,523
Kinepolis Group NV .............. Entertainment 5,216 196,584
432,107
Brazil 2.4%
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 41,261 278,512
Dexco SA ...................... Paper & Forest Products 321,600 350,468
628,980
Canada 3.8%
a
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 66,000 315,844
Canaccord Genuity Group, Inc. ...... Capital Markets 63,600 490,813
Computer Modelling Group Ltd. ...... Software 42,804 192,844
999,501
China 0.8%
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 284,196 213,222
Denmark 0.5%
b
Matas A/S ...................... Specialty Retail 6,909 141,265
Finland 1.6%
Huhtamaki OYJ .................. Containers & Packaging 11,883 412,345
France 1.9%
Kaufman & Broad SA ............. Household Durables 4,479 156,803
Mersen SA ..................... Electrical Equipment 11,503 340,920
497,723
Germany 3.8%
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 8,641 175,383
a,c
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 14,191 497,005
b
Rational AG .................... Machinery 447 341,588
1,013,976
Greece 1.2%
JUMBO SA ..................... Specialty Retail 9,362 321,170
Hong Kong 4.4%
b
Luk Fook Holdings International Ltd. .. Specialty Retail 109,000 349,140
Techtronic Industries Co. Ltd. ....... Machinery 32,000 409,063
VTech Holdings Ltd. .............. Communications Equipment 52,100 419,837
1,178,040
India 1.1%
Exide Industries Ltd. .............. Automobile Components 64,401 283,312
Ireland 0.8%
Uniphar plc ..................... Health Care Providers & Services 47,559 221,031

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Israel 1.7%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 9,325 $ 445,352
Italy 9.0%
b
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 2,762 302,586
c
Carel Industries SpA , 144A , Reg S ... Building Products 6,191 162,710
Intercos SpA .................... Personal Care Products 21,807 309,278
Interpump Group SpA ............. Machinery 9,201 422,948
LU-VE SpA ..................... Building Products 4,154 167,860
b
Sanlorenzo SpA ................. Leisure Products 10,031 415,078
c
Technogym SpA , 144A , Reg S ...... Leisure Products 36,260 615,744
2,396,204
Japan 16.9%
Aica Kogyo Co. Ltd. .............. Chemicals 5,200 130,816
Anicom Holdings, Inc. ............. Insurance 26,600 148,186
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 20,400 533,817
Bunka Shutter Co. Ltd. ............ Building Products 15,500 238,887
CKD Corp. ..................... Machinery 16,100 298,672
IDOM, Inc. ..................... Specialty Retail 30,900 219,287
Kaneka Corp. ................... Chemicals 10,000 284,409
MEITEC Group Holdings, Inc. ....... Professional Services 19,900 429,277
Morinaga & Co. Ltd. .............. Food Products 6,700 118,735
Nichiha Corp. ................... Building Products 16,100 299,523
Nihon M&A Center Holdings, Inc. .... Capital Markets 27,800 141,765
Nissei ASB Machine Co. Ltd. ........ Machinery 10,300 499,528
Pigeon Corp. .................... Household Products 20,400 244,960
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 12,300 167,016
Raito Kogyo Co. Ltd. .............. Construction & Engineering 8,800 191,853
Roland Corp. ................... Leisure Products 6,400 145,909
Tsumura & Co. .................. Pharmaceuticals 15,400 377,953
4,470,593
New Zealand 1.3%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 54,529 337,629
Norway 1.1%
TGS ASA ...................... Energy Equipment & Services 38,180 283,595
Philippines 2.3%
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 1,952,900 138,918
Century Pacific Food, Inc. .......... Food Products 267,900 173,306
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 393,500 283,969
596,193
Portugal 0.9%
Corticeira Amorim SGPS SA ........ Containers & Packaging 28,902 244,678
Singapore 1.5%
Digital Core REIT Management Pte. Ltd. Specialized REITs 232,400 110,427
Stoneweg Europe Stapled Trust ..... Diversified REITs 158,100 282,138
392,565
South Korea 5.6%
Amorepacific Holdings Corp. ........ Personal Care Products 12,704 241,690
BNK Financial Group, Inc. .......... Banks 24,436 254,290
iM Financial Group Co. Ltd. ......... Banks 33,983 333,683
i-SENS, Inc. .................... Health Care Equipment & Supplies 15,909 220,528

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
NongShim Co. Ltd. ............... Food Products 1,381 $ 425,460
1,475,651
Sweden 3.6%
Electrolux Professional AB , B ....... Machinery 40,554 261,445
a
Karnov Group AB ................ Interactive Media & Services 21,770 260,821
c
MIPS AB , Reg S ................. Leisure Products 5,503 200,103
c
Thule Group AB , 144A , Reg S ....... Leisure Products 9,734 239,517
961,886
Switzerland 5.4%
Bucher Industries AG ............. Machinery 760 362,416
Logitech International SA .......... Technology Hardware, Storage & Peripherals 2,161 237,018
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 2,428 449,457
a
Siegfried Holding AG .............. Life Sciences Tools & Services 3,761 377,830
1,426,721
Taiwan 6.2%
Johnson Health Tech Co. Ltd. ....... Leisure Products 56,000 321,038
Nien Made Enterprise Co. Ltd. ...... Household Durables 17,000 237,648
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 121,000 313,002
Shin Zu Shing Co. Ltd. ............ Machinery 38,000 326,563
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 46,000 455,265
1,653,516
United Kingdom 9.9%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 170,542 191,318
Fevertree Drinks plc .............. Beverages 23,090 272,225
Greggs plc ..................... Hotels, Restaurants & Leisure 6,162 133,368
Johnson Service Group plc ......... Commercial Services & Supplies 99,989 202,307
Man Group plc .................. Capital Markets 205,011 492,529
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 6,953 173,511
Rathbones Group plc ............. Capital Markets 14,140 348,171
Savills plc ...................... Real Estate Management & Development 29,993 384,821
Vesuvius plc .................... Machinery 39,101 196,675
a,c
Watches of Switzerland Group plc , 144A Specialty Retail 47,944 237,193
2,632,118
United States 1.7%
Axis Capital Holdings Ltd. .......... Insurance 2,109 202,042
a,b
IMAX Corp. ..................... Entertainment 7,545 247,099
449,141
Total Common Stocks (Cost $ 15,774,258 ) ......................................
25,262,532
Total Investments (Cost $ 15,774,258 ) 95.3% ....................................
$25,262,532
Other Assets, less Liabilities 4.7% .............................................
1,239,998
Net Assets 100.0% ...........................................................
$26,502,530
a a a
See Abbreviations on page 12 .

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $2,401,729, representing 9.1% of net assets.

Templeton Institutional Funds
Schedule of Investments (unaudited), September 30, 2025
International Equity Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 92.9%
Canada 3.9%
Manulife Financial Corp. ........... Insurance 30,600 $ 953,378
Royal Bank of Canada ............ Banks 9,500 1,400,187
2,353,565
China 4.7%
Alibaba Group Holding Ltd. ......... Broadline Retail 80,900 1,809,257
BYD Co. Ltd. , H ................. Automobiles 73,500 1,038,899
2,848,156
Denmark 1.2%
Novo Nordisk A/S , B .............. Pharmaceuticals 12,830 714,396
France 8.0%
BNP Paribas SA ................. Banks 17,345 1,586,422
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 1,642 1,010,456
Veolia Environnement SA .......... Multi-Utilities 33,073 1,127,855
Vinci SA ....................... Construction & Engineering 7,927 1,101,631
4,826,364
Germany 10.1%
Daimler Truck Holding AG .......... Machinery 17,891 739,820
Deutsche Boerse AG .............. Capital Markets 3,465 927,896
Deutsche Telekom AG ............. Diversified Telecommunication Services 58,129 1,980,424
Fresenius Medical Care AG ......... Health Care Providers & Services 13,306 703,057
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 22,322 875,696
SAP SE ....................... Software 3,070 822,045
6,048,938
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 115,800 1,109,823
India 1.9%
HDFC Bank Ltd. ................. Banks 109,174 1,169,986
Japan 10.1%
Ebara Corp. .................... Machinery 69,400 1,581,942
Mitsubishi Electric Corp. ........... Electrical Equipment 63,058 1,619,565
Mizuho Financial Group, Inc. ........ Banks 59,400 1,996,783
Toyota Motor Corp. , ADR .......... Automobiles 4,500 859,905
6,058,195
Netherlands 9.2%
Akzo Nobel NV .................. Chemicals 17,119 1,221,744
ASM International NV ............. Semiconductors & Semiconductor Equipment 1,305 787,110
Heineken NV ................... Beverages 14,641 1,146,522
ING Groep NV .................. Banks 52,939 1,387,836
Universal Music Group NV ......... Entertainment 33,884 979,162
5,522,374
Norway 1.7%
Norsk Hydro ASA ................ Metals & Mining 146,325 994,881
Portugal 1.6%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 50,696 960,677
South Korea 2.3%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 22,871 1,371,124

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Sweden 1.4%
Securitas AB , B .................. Commercial Services & Supplies 56,130 $ 846,052
Switzerland 1.2%
Adecco Group AG ................ Professional Services 25,227 710,711
Taiwan 3.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 45,298 1,967,647
United Kingdom 14.2%
AstraZeneca plc ................. Pharmaceuticals 13,672 2,094,565
BAE Systems plc ................ Aerospace & Defense 39,690 1,104,828
Barratt Redrow plc ............... Household Durables 112,675 592,802
JD Sports Fashion plc ............. Specialty Retail 596,891 768,407
Lloyds Banking Group plc .......... Banks 531,213 601,113
SSE plc ....................... Electric Utilities 53,159 1,246,882
Standard Chartered plc ............ Banks 45,623 885,431
Unilever plc ..................... Personal Care Products 21,166 1,251,094
8,545,122
United States 16.3%
BP plc ......................... Oil, Gas & Consumable Fuels 312,352 1,793,417
CNH Industrial NV ................ Machinery 71,730 778,271
CRH plc ....................... Construction Materials 14,106 1,701,868
a
ICON plc ....................... Life Sciences Tools & Services 4,423 774,025
Sanofi SA ...................... Pharmaceuticals 12,610 1,194,090
Shell plc ....................... Oil, Gas & Consumable Fuels 41,257 1,470,442
Smurfit WestRock plc ............. Containers & Packaging 24,660 1,042,156
Swiss Re AG .................... Insurance 5,739 1,065,887
9,820,156
Total Common Stocks (Cost $ 40,428,550 ) ......................................
55,868,167
a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 40,428,550 ) ................................
55,868,167
Short Term Investments 0.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.8%
United States 0.8%
c,d
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 483,967 483,967
Total Money Market Funds (Cost $ 483,967 ) .....................................
483,967
a a a a a
Total Short Term Investments (Cost $ 483,967 ) ..................................
483,967
a a a
Total Investments (Cost $ 40,912,517 ) 93.7% ....................................
$56,352,134
Other Assets, less Liabilities 6.3% .............................................
3,796,631
Net Assets 100.0% ...........................................................
$60,148,765
a a a

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025 , the Fund had the following futures contracts outstanding.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 27 $ 3,760,155 12/19/25 $ (11,879)
Total Futures Contracts ...................................................................... $(11,879)
*
As of period end.
See Abbreviations on page 12 .

Templeton Institutional Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2025, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 4.332% ............ $218,982 $5,489,617 $(5,708,599) $— $— $— — $5,938
Total Affiliated Securities ... $218,982 $5,489,617 $(5,708,599) $— $— $— $5,938
International Equity Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 4.094% ............ $4,241,876 $23,696,265 $(27,454,174) $— $— $483,967 483,967 $59,118
Total Affiliated Securities ... $4,241,876 $23,696,265 $(27,454,174) $— $— $483,967 $59,118
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 328,562 $ — $ 328,562
Austria ............................... — 344,140 — 344,140
Bahamas ............................. 481,316 — — 481,316
Belgium .............................. — 432,107 — 432,107
Brazil ................................ 628,980 — — 628,980
Canada .............................. 999,501 — — 999,501
China ............................... — 213,222 — 213,222
Denmark ............................. 141,265 — — 141,265
Finland .............................. — 412,345 — 412,345
France ............................... — 497,723 — 497,723
Germany ............................. — 1,013,976 — 1,013,976
Greece .............................. 321,170 — — 321,170
Hong Kong ........................... — 1,178,040 — 1,178,040
India ................................ — 283,312 — 283,312
Ireland ............................... — 221,031 — 221,031
Israel ................................ — 445,352 — 445,352
Italy ................................. 309,278 2,086,926 — 2,396,204
Japan ............................... — 4,470,593 — 4,470,593
New Zealand .......................... 337,629 — — 337,629
Norway .............................. — 283,595 — 283,595
Philippines ............................ 596,193 — — 596,193
Portugal .............................. — 244,678 — 244,678
Singapore ............................ 282,138 110,427 — 392,565
South Korea .......................... — 1,475,651 — 1,475,651
Sweden .............................. — 961,886 — 961,886
Switzerland ........................... 237,018 1,189,703 — 1,426,721
Taiwan ............................... — 1,653,516 — 1,653,516
United Kingdom ........................ 581,496 2,050,622 — 2,632,118
United States .......................... 449,141 — — 449,141
Total Investments in Securities ........... $5,365,125 $19,897,407
a
$— $25,262,532
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. 2,353,565 — — 2,353,565
China ............................... — 2,848,156 — 2,848,156
Denmark ............................. — 714,396 — 714,396
France ............................... — 4,826,364 — 4,826,364
Germany ............................. — 6,048,938 — 6,048,938
Hong Kong ........................... — 1,109,823 — 1,109,823
4. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
India ................................ $ — $ 1,169,986 $ — $ 1,169,986
Japan ............................... 859,905 5,198,290 — 6,058,195
Netherlands ........................... — 5,522,374 — 5,522,374
Norway .............................. — 994,881 — 994,881
Portugal .............................. — 960,677 — 960,677
South Korea .......................... — 1,371,124 — 1,371,124
Sweden .............................. — 846,052 — 846,052
Switzerland ........................... — 710,711 — 710,711
Taiwan ............................... — 1,967,647 — 1,967,647
United Kingdom ........................ — 8,545,122 — 8,545,122
United States .......................... 1,552,296 8,267,860 — 9,820,156
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 483,967 — — 483,967
Total Investments in Securities ........... $5,249,733 $51,102,401
c
$— $56,352,134
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 11,879 $ — $ — $ 11,879
Total Other Financial Instruments ......... $11,879 $— $— $11,879
a
Includes foreign securities valued at $19,897,407, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $51,102,401, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.